Restatement of Previously Issued Financial Statements - Schedule of Restatement of Previously Issued Financial Statements (Detail) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 09, 2020	Aug. 18, 2020
Balance sheet
Warrant liability	$ 15,526,667	$ 15,090,000
Forward purchase agreement liability	1,750,000	2,050,000
Total Liabilities	29,024,373	26,063,873
Class A Ordinary Shares Subject to Possible Redemption	217,431,332	220,448,820
Additional paid-in capital	12,460,438	9,442,981
Accumulated deficit	(7,461,382)	(4,443,894)
Shareholders' Equity	$ 5,000,008	$ 5,000,008
Number of Class A ordinary shares subject to redemption	21,733,619	22,040,218
Statement of Operations Period from August 19, 2020 (inception) to December 31, 2020
Net loss	$ (3,017,488)	$ (4,443,894)
Weighted average shares outstanding of basic and diluted shares	9,209,782	7,850,413
Basic and diluted net loss per ordinary share	$ (0.33)	$ (0.58)
Cash Flow Statement for the Period from August 19, 2020 (inception) to December 31, 2020
Net loss	$ (3,017,488)	$ (4,443,894)
Initial classification of common stock subject to possible redemption		224,354,830
Change in value of common stock subject to possible redemption	$ (3,017,488)	(3,906,010)
As Previously Reported [Member]
Balance sheet
Warrant liability		0	$ 0
Forward purchase agreement liability		0	0
Total Liabilities		8,923,873	8,755,508
Class A Ordinary Shares Subject to Possible Redemption		237,588,818	237,804,830
Class A Ordinary Shares		125	122
Additional paid-in capital		5,220,269	5,004,166
Accumulated deficit		(221,009)	(5,003)
Shareholders' Equity		$ 5,000,010	$ 5,000,004
Number of Class A ordinary shares subject to redemption		23,753,855	23,780,483
Statement of Operations Period from August 19, 2020 (inception) to December 31, 2020
Net loss		$ (221,009)
Weighted average shares subject to possible redemption		23,780,483
Weighted average shares outstanding of basic and diluted shares		7,011,052
Basic and diluted net loss per ordinary share		$ (0.04)
Cash Flow Statement for the Period from August 19, 2020 (inception) to December 31, 2020
Net loss		$ (221,009)
Change in warrant liability		0
Allocation of initial public offering costs		0
Initial classification of warrant liability		0
Initial classification of common stock subject to possible redemption		237,804,830
Change in value of common stock subject to possible redemption		(216,012)
Adjustments [Member]
Balance sheet
Warrant liability		15,090,000	$ 13,400,000
Forward purchase agreement liability		2,050,000	50,000
Total Liabilities		17,140,000	13,450,000
Class A Ordinary Shares Subject to Possible Redemption		(17,139,998)	(13,450,000)
Class A Ordinary Shares		171	134
Additional paid-in capital		4,222,712	532,751
Accumulated deficit		(4,222,885)	$ (532,885)
Shareholders' Equity		$ (2)
Number of Class A ordinary shares subject to redemption		(1,713,637)	(1,345,000)
Statement of Operations Period from August 19, 2020 (inception) to December 31, 2020
Net loss		$ (4,222,885)
Weighted average shares subject to possible redemption		(1,740,265)
Weighted average shares outstanding of basic and diluted shares		839,361
Cash Flow Statement for the Period from August 19, 2020 (inception) to December 31, 2020
Net loss		$ (4,222,885)
Change in warrant liability		3,740,000
Allocation of initial public offering costs		482,885
Initial classification of warrant liability		13,450,000
Initial classification of common stock subject to possible redemption		(13,450,000)
Change in value of common stock subject to possible redemption		(3,690,000)
As Restated [Member]
Balance sheet
Warrant liability		15,090,000	$ 13,400,000
Forward purchase agreement liability		2,050,000	50,000
Total Liabilities		26,063,873	22,205,508
Class A Ordinary Shares Subject to Possible Redemption		220,448,820	224,354,830
Class A Ordinary Shares		296	256
Additional paid-in capital		9,442,981	5,536,917
Accumulated deficit		(4,443,894)	(537,888)
Shareholders' Equity		$ 5,000,008	$ 5,000,004
Number of Class A ordinary shares subject to redemption		22,040,218	22,435,483
Statement of Operations Period from August 19, 2020 (inception) to December 31, 2020
Net loss		$ (4,443,894)
Weighted average shares subject to possible redemption		22,040,218
Weighted average shares outstanding of basic and diluted shares		7,850,413
Basic and diluted net loss per ordinary share		$ (0.58)
Cash Flow Statement for the Period from August 19, 2020 (inception) to December 31, 2020
Net loss		$ (4,443,894)
Change in warrant liability		3,740,000
Allocation of initial public offering costs		482,885
Initial classification of warrant liability		13,450,000
Initial classification of common stock subject to possible redemption		224,354,830
Change in value of common stock subject to possible redemption		$ (3,906,012)